                     METLIFE INVESTORS USA INSURANCE COMPANY
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED MAY 1, 2011 TO
               PROSPECTUSES DATED APRIL 28, 2008 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated April 28, 2008 (as supplemented) for the Vintage L(SM) and Vintage XC(SM) variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 842-9325 to request a free copy.

1. HIGHLIGHTS

In "HIGHLIGHTS" section of the prospectus, replace the "Non-Natural Persons As Owners" paragraph with the following:

     NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.

     NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a beneficiary under the contract will generally eliminate the beneficiary's ability to stretch the contract or a spousal beneficiary's ability to continue the contract and the living and/or death benefits.

2. PURCHASE

In the "PURCHASE" section, under "Investment Allocation Restrictions for Certain Riders," replace the lists of investment options in each Platform with the following:

     Platform 1
     ----------
     Fixed Account
     BlackRock Bond Income Portfolio
     BlackRock Money Market Portfolio

                                                                   SUPP-VIN511US

     Met/Franklin Low Duration Total Return Portfolio
     PIMCO Inflation Protected Bond Portfolio
     PIMCO Total Return Portfolio

     Platform 2
     ----------
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
     BlackRock Large Cap Core Portfolio
     BlackRock Legacy Large Cap Growth Portfolio
     Contrafund(R) Portfolio
     FI Value Leaders Portfolio
     Franklin Income Securities Fund
     Janus Forty Portfolio
     Legg Mason ClearBridge Aggressive Growth Portfolio
     Legg Mason ClearBridge Variable Appreciation Portfolio
     Legg Mason ClearBridge Variable Equity Income Builder Portfolio Legg Mason ClearBridge Variable Large Cap Value Portfolio
     Legg Mason Western Asset Variable Global High Yield Bond Portfolio MetLife Aggressive Strategy Portfolio
     MetLife Conservative Allocation Portfolio
     MetLife Conservative to Moderate Allocation Portfolio
     MetLife Moderate Allocation Portfolio
     MetLife Moderate to Aggressive Allocation Portfolio
     Met/Templeton Growth Portfolio
     MetLife Stock Index Portfolio
     MFS(R) Research International Portfolio
     MFS(R) Total Return Portfolio
     MFS(R) Value Portfolio
     Pioneer Fund Portfolio
     Pioneer Strategic Income Portfolio
     T. Rowe Price Large Cap Value Portfolio
     Templeton Foreign Securities Fund
     Van Kampen Comstock Portfolio

     Platform 3
     ----------
     Lazard Mid Cap Portfolio
     Lord Abbett Mid Cap Value Portfolio
     Morgan Stanley Mid Cap Growth Portfolio

     Platform 4
     ----------
     Clarion Global Real Estate Portfolio
     Dreman Small Cap Value Portfolio
     Invesco Small Cap Growth Portfolio
     Legg Mason ClearBridge Variable Small Cap Growth Portfolio
     MFS(R) Emerging Markets Equity Portfolio

3. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the sections titled "American Funds Insurance Series(R) (Class 2)" through "Metropolitan Series Fund, Inc. - Asset Allocation Portfolios (Class B)" with the following:

     AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

     American Funds Insurance Series(R) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

          American Funds Global Growth Fund
          American Funds Growth Fund
          American Funds Growth-Income Fund

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS)

     Fidelity(R) Variable Insurance Products is a variable insurance product fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. serves as subadviser. The following Service Class portfolio is available under the contract:

          Contrafund(R) Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

     Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment advisor for the Franklin Income Securities Fund. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign Securities Fund. The following Class 2 portfolios are available under the contract:

          Franklin Income Securities Fund
          Templeton Foreign Securities Fund

     LEGG MASON PARTNERS VARIABLE EQUITY TRUST

     Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class I or Class II portfolios are available under the contract:

          Legg Mason ClearBridge Variable Appreciation Portfolio (Class I)
          Legg Mason ClearBridge Variable Equity Income Builder Portfolio (Class
          II)
          Legg Mason ClearBridge Variable Large Cap Value Portfolio (Class I) Legg Mason ClearBridge Variable Small Cap Growth Portfolio (Class I)

     LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

     Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio listed below. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class I portfolio is available under the contract:

          Legg Mason Western Asset Variable Global High Yield Bond Portfolio

     MET INVESTORS SERIES TRUST

     Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

          BlackRock Large Cap Core Portfolio (Class E)
          Clarion Global Real Estate Portfolio (Class B)
          Dreman Small Cap Value Portfolio (Class A)
          Invesco Small Cap Growth Portfolio (Class A)
          Janus Forty Portfolio (Class A)
          Lazard Mid Cap Portfolio (Class B)
          Legg Mason ClearBridge Aggressive Growth Portfolio (Class B) Lord Abbett Mid Cap Value Portfolio (Class B)
          Met/Franklin Low Duration Total Return Portfolio (Class B) Met/Templeton Growth Portfolio (Class B)
          MFS(R) Emerging Markets Equity Portfolio (Class B)
          MFS(R) Research International Portfolio (Class B)
          Morgan Stanley Mid Cap Growth Portfolio (Class B)
          PIMCO Inflation Protected Bond Portfolio (Class B)
          PIMCO Total Return Portfolio (Class B)
          Pioneer Fund Portfolio (Class A)
          Pioneer Strategic Income Portfolio (Class A)
          T. Rowe Price Large Cap Value Portfolio (Class B)
          Van Kampen Comstock Portfolio (Class B)

     METROPOLITAN SERIES FUND, INC.

     Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

          BlackRock Bond Income Portfolio (Class E)
          BlackRock Legacy Large Cap Growth Portfolio (Class A)
          BlackRock Money Market Portfolio (Class E)
          FI Value Leaders Portfolio (Class D)
          MetLife Stock Index Portfolio (Class B)
          MFS(R) Total Return Portfolio (Class F)
          MFS(R) Value Portfolio (Class A)

     METROPOLITAN SERIES FUND, INC. - ASSET ALLOCATION PORTFOLIOS (CLASS B)

     In addition to the portfolios listed above under Metropolitan Series Fund, Inc., the following Class B Asset Allocation Portfolios are available under the contract:

          MetLife Conservative Allocation Portfolio
          MetLife Conservative to Moderate Allocation Portfolio
          MetLife Moderate Allocation Portfolio
          MetLife Moderate to Aggressive Allocation Portfolio

     MET INVESTORS SERIES TRUST - METLIFE ASSET ALLOCATION PROGRAM (CLASS B)

     In addition to the portfolios listed above under Met Investors Series Trust, the following Class B MetLife Asset Allocation Program portfolio is available under the contract:

          MetLife Aggressive Strategy Portfolio

In the "Dollar Cost Averaging Programs" section, add the following to the end of the second paragraph:

     We will terminate your participation in a dollar cost averaging program when we receive notification of your death in good order.

In the "Automatic Rebalancing Program" section, add the following to the end of the fourth paragraph:

     We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death in good order.

4. EXPENSES

In the "EXPENSES" section, under "Withdrawal Charge," replace the last sentence before the "Free Withdrawal Amount" heading with the following:

     A withdrawal charge may be assessed if prior purchase payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law.

Replace the last two paragraphs under the "Free Withdrawal Amount" heading with the following:

     We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.

     NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.

5. ANNUITY PAYMENTS (THE INCOME PHASE)

In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, under the "Annuity Options" heading, add the following as the third-to-last paragraph:

     Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor annuity options (or income types) and may also prohibit payments for as long as the owner's life in certain circumstances.

6. ACCESS TO YOUR MONEY

In the "ACCESS TO YOUR MONEY" section, under the "Systematic Withdrawal Program" heading, add the following as the second paragraph:

     We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death in good order.

7. DEATH BENEFIT

In the "DEATH BENEFIT" section, under the "Upon Your Death" heading, add the following as the last paragraph:

     If we are presented in good order with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.

8. FEDERAL INCOME TAX STATUS

In the "FEDERAL INCOME TAX STATUS" section, under the "Annuity Payments" heading, add the following as the last paragraph:

     Starting in 2011, if your contract allows and you elect to apply less than the entire account value of your contract to a pay-out option provided under the contract ("partial annuitization"), an exclusion ratio will apply to the annuity payments you receive, provided the payout period is for 10 years or more, or for the life of one or more individuals. Your after-tax purchase payments in the contract will be allocated pro rata between the annuitized portion of the contract and the portion that remains deferred. Consult your own independent tax adviser before you partially annuitize your contract.

9. APPENDIX A

At the end of Appendix A, replace the first paragraph of the "Discontinued Investment Portfolios" section with the following:

     The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing programs in existence at the time of closing): (a) Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio (Class I) (closed April 28, 2008), Legg Mason ClearBridge Variable Large Cap Growth Portfolio (Class I) (closed April 28, 2008), and Legg Mason ClearBridge Variable Aggressive Growth Portfolio (Class I) (closed May 1, 2011); (b) Metropolitan Series Fund, Inc.: Davis Venture Value Portfolio (Class B) (closed May 1, 2011).

Add the following to the end of the "Discontinued Investment Portfolios" section:

     Effective as of April 29, 2011, Legg Mason Partners Variable Income Trust:
     Legg Mason Western Asset Variable Adjustable Rate Income Portfolio (single share class) was liquidated.

     Effective as of May 1, 2011, Legg Mason Partners Variable Equity Trust:
     Legg Mason ClearBridge Variable Capital Portfolio (single share class) (closed April 28, 2008) was replaced with Metropolitan Series Fund, Inc.:
     Davis Venture Value Portfolio (Class B) (closed effective May 1, 2011).

     Effective as of May 1, 2011, Met Investors Series Trust: Legg Mason Value Equity Portfolio (Class B) merged into Met Investors Series Trust: Legg Mason ClearBridge Aggressive Growth Portfolio (Class B).

     Effective as of May 1, 2011, Metropolitan Series Fund, Inc.: MetLife Aggressive Allocation Portfolio (Class B) merged into Met Investors Series
     Trust: MetLife Aggressive Strategy Portfolio (Class B).

10. INVESTMENT PORTFOLIO REPLACEMENT

After the close of business on April 29, 2011, the Legg Mason ClearBridge Variable Capital Portfolio (single share class) of Legg Mason Partners Variable Equity Trust was replaced by the Davis Venture Value Portfolio (Class B) of Metropolitan Series Fund, Inc. The Davis Venture Value Portfolio (Class B) has been added to the contracts solely to receive account values transferred from the Legg Mason ClearBridge Variable Capital Portfolio (single share class) pursuant to this replacement. The Davis Venture Value Portfolio (Class B) is closed for new allocations of purchase payments and transfers of account value (except for existing rebalancing and dollar cost averaging programs).

DAVIS VENTURE VALUE PORTFOLIO (CLASS B) OF METROPOLITAN SERIES FUND, INC.

a.   Adviser: MetLife Advisers, LLC
     -------

     Subadviser: Davis Selected Advisers, L.P.
     ----------

b.   Investment Objective: The Davis Venture Value Portfolio seeks growth of
     --------------------
     capital.

c.   Investment Portfolio Expenses
     -----------------------------
     (as a percentage of average daily net assets of the investment portfolio)


     The following table is a summary. The investment portfolio expense information provided is for the year ended December 31, 2010. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for the investment portfolio.

Management Fees:                           0.70%
12b-1/Service Fees:                        0.25%
Other Expenses:                            0.03%
Acquired Fund Fees and Expenses:           0.00%
                                           ----
Total Annual Portfolio Expenses:           0.98%
Contractual Expense Subsidy or Deferral:   0.05%
                                           ----
Net Total Annual Portfolio Expenses:       0.93%

11. INVESTMENT PORTFOLIO EXPENSES TABLE

Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Expenses Table attached to this prospectus supplement.

12. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                   Telephone: 800-842-9325
Irvine, CA 92614

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of the average daily net assets of an investment portfolio)

The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.

                                                                                                                 NET
                                                                            ACQUIRED    TOTAL    CONTRACTUAL    TOTAL
                                                                              FUND      ANNUAL     EXPENSE      ANNUAL
                                       MANAGEMENT  12B-1/SERVICE    OTHER   FEES AND  PORTFOLIO    SUBSIDY    PORTFOLIO
                                          FEES          FEES      EXPENSES  EXPENSES   EXPENSES  OR DEFERRAL   EXPENSES
                                       ----------  -------------  --------  --------  ---------  -----------  ---------
AMERICAN FUNDS INSURANCE SERIES(R)
   American Funds Global Growth
      Fund                                0.53%        0.25%        0.03%     0.00%     0.81%       0.00%       0.81%
   American Funds Growth Fund             0.32%        0.25%        0.02%     0.00%     0.59%       0.00%       0.59%
   American Funds Growth-Income
      Fund                                0.27%        0.25%        0.02%     0.00%     0.54%       0.00%       0.54%
FIDELITY(R) VARIABLE INSURANCE
   PRODUCTS
   Contrafund(R) Portfolio                0.56%        0.10%        0.09%     0.00%     0.75%       0.00%       0.75%
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Franklin Income Securities Fund        0.45%        0.25%        0.02%     0.00%     0.72%       0.00%       0.72%
   Templeton Foreign Securities
      Fund                                0.65%        0.25%        0.14%     0.01%     1.05%       0.01%       1.04%
LEGG MASON PARTNERS VARIABLE EQUITY
   TRUST
   Legg Mason ClearBridge Variable
      Appreciation Portfolio              0.71%        0.00%        0.03%     0.00%     0.74%       0.00%       0.74%
   Legg Mason ClearBridge Variable
      Equity Income Builder Portfolio     0.75%        0.25%        0.13%     0.00%     1.13%       0.00%       1.13%
   Legg Mason ClearBridge Variable
      Large Cap Value Portfolio           0.65%        0.00%        0.10%     0.00%     0.75%       0.00%       0.75%
   Legg Mason ClearBridge Variable
      Small Cap Growth Portfolio          0.75%        0.00%        0.14%     0.00%     0.89%       0.00%       0.89%
LEGG MASON PARTNERS VARIABLE INCOME
   TRUST
   Legg Mason Western Asset
      Variable Global High Yield Bond
      Portfolio                           0.80%        0.00%        0.11%     0.00%     0.91%       0.00%       0.91%

                                                                                                                 NET
                                                                            ACQUIRED    TOTAL    CONTRACTUAL    TOTAL
                                                                              FUND      ANNUAL     EXPENSE      ANNUAL
                                       MANAGEMENT  12B-1/SERVICE    OTHER   FEES AND  PORTFOLIO    SUBSIDY    PORTFOLIO
                                          FEES          FEES      EXPENSES  EXPENSES   EXPENSES  OR DEFERRAL   EXPENSES
                                       ----------  -------------  --------  --------  ---------  -----------  ---------

MET INVESTORS SERIES TRUST
   BlackRock Large Cap Core
      Portfolio                           0.59%        0.15%        0.05%     0.00%     0.79%        0.00%      0.79%
   Clarion Global Real Estate
      Portfolio                           0.62%        0.25%        0.07%     0.00%     0.94%        0.00%      0.94%
   Dreman Small Cap Value Portfolio       0.79%        0.00%        0.08%     0.00%     0.87%        0.00%      0.87%
   Invesco Small Cap Growth
      Portfolio                           0.85%        0.00%        0.04%     0.00%     0.89%        0.02%      0.87%
   Janus Forty Portfolio                  0.63%        0.00%        0.04%     0.00%     0.67%        0.00%      0.67%
   Lazard Mid Cap Portfolio               0.69%        0.25%        0.04%     0.00%     0.98%        0.00%      0.98%
   Legg Mason ClearBridge
      Aggressive Growth
      Portfolio                           0.64%        0.25%        0.04%     0.00%     0.93%        0.00%      0.93%
   Lord Abbett Mid Cap Value
      Portfolio                           0.68%        0.25%        0.07%     0.00%     1.00%        0.00%      1.00%
   Met/Franklin Low Duration Total
      Return Portfolio                    0.51%        0.25%        0.14%     0.00%     0.90%        0.03%      0.87%
   Met/Templeton Growth Portfolio         0.69%        0.25%        0.13%     0.00%     1.07%        0.02%      1.05%
   MFS(R) Emerging Markets Equity
      Portfolio                           0.94%        0.25%        0.18%     0.00%     1.37%        0.00%      1.37%
   MFS(R) Research International
      Portfolio                           0.69%        0.25%        0.09%     0.00%     1.03%        0.03%      1.00%
   Morgan Stanley Mid Cap Growth
      Portfolio                           0.66%        0.25%        0.14%     0.00%     1.05%        0.02%      1.03%
   PIMCO Inflation Protected Bond
      Portfolio                           0.47%        0.25%        0.04%     0.00%     0.76%        0.00%      0.76%
   PIMCO Total Return Portfolio           0.48%        0.25%        0.03%     0.00%     0.76%        0.00%      0.76%
   Pioneer Fund Portfolio                 0.64%        0.00%        0.05%     0.00%     0.69%        0.02%      0.67%
   Pioneer Strategic Income
      Portfolio                           0.59%        0.00%        0.08%     0.00%     0.67%        0.00%      0.67%
   T. Rowe Price Large Cap Value
      Portfolio(1)                        0.57%        0.25%        0.02%     0.00%     0.84%        0.00%      0.84%
   Van Kampen Comstock Portfolio          0.60%        0.25%        0.04%     0.00%     0.89%        0.00%      0.89%
METROPOLITAN SERIES FUND, INC.
   BlackRock Bond Income Portfolio        0.37%        0.15%        0.03%     0.00%     0.55%        0.03%      0.52%
   BlackRock Legacy Large Cap
      Growth Portfolio                    0.73%        0.00%        0.04%     0.00%     0.77%        0.02%      0.75%
   BlackRock Money Market Portfolio       0.32%        0.15%        0.02%     0.00%     0.49%        0.01%      0.48%
   FI Value Leaders Portfolio             0.67%        0.10%        0.06%     0.00%     0.83%        0.00%      0.83%
   MetLife Stock Index Portfolio          0.25%        0.25%        0.02%     0.00%     0.52%        0.01%      0.51%
   MFS(R) Total Return Portfolio          0.54%        0.20%        0.04%     0.00%     0.78%        0.00%      0.78%
   MFS(R) Value Portfolio                 0.71%        0.00%        0.02%     0.00%     0.73%        0.11%      0.62%
METROPOLITAN SERIES FUND, INC. --
   ASSET ALLOCATION PORTFOLIOS
   MetLife Conservative Allocation
      Portfolio                           0.10%        0.25%        0.01%     0.55%     0.91%        0.01%      0.90%
   MetLife Conservative to
      Moderate Allocation Portfolio       0.08%        0.25%        0.02%     0.61%     0.96%        0.00%      0.96%
   MetLife Moderate Allocation
      Portfolio                           0.06%        0.25%        0.00%     0.66%     0.97%        0.00%      0.97%
   MetLife Moderate to Aggressive
      Allocation Portfolio                0.06%        0.25%        0.01%     0.71%     1.03%        0.00%      1.03%
MET INVESTORS SERIES TRUST --
   METLIFE ASSET ALLOCATION PROGRAM
   MetLife Aggressive Strategy
      Portfolio                           0.09%        0.25%        0.02%     0.74%     1.10%        0.01%      1.09%

(1) The Management Fee has been restated to reflect an amended advisory agreement, as if the fee had been in effect during the previous fiscal year.

The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2011, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2012 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2010.

Certain portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the portfolio invests in other underlying portfolios, the portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the investment portfolio prospectus for more information.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AMERICAN FUNDS INSURANCE SERIES(R)      CONTRAFUND(R) PORTFOLIO
(CLASS 2)
                                        SUBADVISER: FMR Co., Inc.
American Funds Insurance Series(R) is
a trust with multiple portfolios.       INVESTMENT OBJECTIVE: The Contrafund(R)
Capital Research and Management         Portfolio seeks long-term capital
Company is the investment adviser to    appreciation.
each portfolio. The following Class 2
portfolios are available under the      FRANKLIN TEMPLETON VARIABLE INSURANCE
contract:                               PRODUCTS TRUST (CLASS 2)

AMERICAN FUNDS GLOBAL GROWTH FUND       Franklin Templeton Variable Insurance
                                        Products Trust currently consists of
INVESTMENT OBJECTIVE: The American      multiple series (Funds). Funds may be
Funds Global Growth Fund seeks          available in multiple classes: Class 1,
long-term growth of capital.            Class 2, Class 3 and Class 4. The
                                        portfolios available in connection with
AMERICAN FUNDS GROWTH FUND              your contract are Class 2 shares.
                                        Franklin Advisers, Inc. is the
INVESTMENT OBJECTIVE: The American      investment adviser for the Franklin
Funds Growth Fund seeks growth of       Income Securities Fund. Templeton
capital.                                Investment Counsel, LLC is the
                                        investment adviser for the Templeton
AMERICAN FUNDS GROWTH-INCOME FUND       Foreign Securities Fund. The following
                                        Class 2 portfolios are available under
INVESTMENT OBJECTIVE: The American      the contract:
Funds Growth-Income Fund seeks
long-term growth of capital and         FRANKLIN INCOME SECURITIES FUND
income.
                                        INVESTMENT OBJECTIVE: The Franklin
FIDELITY(R) VARIABLE INSURANCE          Income Securities Fund seeks to maximize
PRODUCTS (SERVICE CLASS)                income while maintaining prospects for
                                        capital appreciation.
Fidelity(R) Variable Insurance
Products is a variable insurance        TEMPLETON FOREIGN SECURITIES FUND
products fund with multiple
portfolios. Fidelity Management &       INVESTMENT OBJECTIVE: The Templeton
Research Company is the investment      Foreign Securities Fund seeks long-term
manager. The following Service Class    capital growth.
portfolio is available under the
contract:

LEGG MASON PARTNERS VARIABLE EQUITY     LEGG MASON WESTERN ASSET VARIABLE GLOBAL
TRUST                                   HIGH YIELD BOND PORTFOLIO

Legg Mason Partners Variable Equity     SUBADVISERS: Western Asset Management
Trust is a trust with multiple          Company and Western Asset Management
portfolios. Legg Mason Partners Fund    Company Limited
Advisor, LLC is the investment
adviser to each portfolio. The          INVESTMENT OBJECTIVE: The Legg Mason
following single share class or, as     Western Asset Variable Global High Yield
noted, Class I or Class II portfolios   Bond Portfolio seeks to maximize total
are available under the contract:       return, consistent with the preservation
                                        of capital.
LEGG MASON CLEARBRIDGE VARIABLE
APPRECIATION PORTFOLIO (CLASS I)        MET INVESTORS SERIES TRUST

SUBADVISER: ClearBridge Advisors, LLC   Met Investors Series Trust is a mutual
                                        fund with multiple portfolios. Met
INVESTMENT OBJECTIVE: The Legg Mason    Investors Series Trust is managed by
ClearBridge Variable Appreciation       MetLife Advisers, LLC, which is an
Portfolio seeks long-term               affiliate of MetLife Investors USA. The
appreciation of capital.                following portfolios are available under
                                        the contract:
LEGG MASON CLEARBRIDGE VARIABLE
EQUITY INCOME BUILDER PORTFOLIO         BLACKROCK LARGE CAP CORE PORTFOLIO
(CLASS II)                              (CLASS E)

SUBADVISER: ClearBridge Advisors, LLC   SUBADVISER: BlackRock Advisors, LLC

INVESTMENT OBJECTIVE: The Legg Mason    INVESTMENT OBJECTIVE: The BlackRock
ClearBridge Variable Equity Income      Large Cap Core Portfolio seeks long-term
Builder Portfolio seeks a high level    capital growth.
of current income. Long-term capital
appreciation is a secondary             CLARION GLOBAL REAL ESTATE PORTFOLIO
objective.                              (CLASS B)

LEGG MASON CLEARBRIDGE VARIABLE LARGE   SUBADVISER: ING Clarion Real Estate
CAP VALUE PORTFOLIO (CLASS I)           Securities LLC

SUBADVISER: ClearBridge Advisors, LLC   INVESTMENT OBJECTIVE: The Clarion Global
                                        Real Estate Portfolio seeks total return
INVESTMENT OBJECTIVE: The Legg Mason    through investment in real estate
ClearBridge Variable Large Cap Value    securities, emphasizing both capital
Portfolio seeks long-term growth of     appreciation and current income.
capital. Current income is a
secondary objective.                    DREMAN SMALL CAP VALUE PORTFOLIO (CLASS
                                        A)
LEGG MASON CLEARBRIDGE VARIABLE SMALL
CAP GROWTH PORTFOLIO (CLASS I)          SUBADVISER: Dreman Value Management, LLC

SUBADVISER: ClearBridge Advisors, LLC   INVESTMENT OBJECTIVE: The Dreman Small
                                        Cap Value Portfolio seeks capital
INVESTMENT OBJECTIVE: The Legg Mason    appreciation.
ClearBridge Variable Small Cap Growth
Portfolio seeks long-term growth of     INVESCO SMALL CAP GROWTH PORTFOLIO
capital.                                (CLASS A)

LEGG MASON PARTNERS VARIABLE INCOME     SUBADVISER: Invesco Advisers, Inc.
TRUST (CLASS I)
                                        INVESTMENT OBJECTIVE: The Invesco Small
Legg Mason Partners Variable Income     Cap Growth Portfolio seeks long-term
Trust is a trust with multiple          growth of capital.
portfolios. Legg Mason Partners Fund
Advisor, LLC is the investment          JANUS FORTY PORTFOLIO (CLASS A)
adviser to each portfolio. The
following Class I portfolio is          SUBADVISER: Janus Capital Management LLC
available under the contract:
                                        INVESTMENT OBJECTIVE: The Janus Forty
                                        Portfolio seeks capital appreciation.

LAZARD MID CAP PORTFOLIO (CLASS B)      PIMCO INFLATION PROTECTED BOND PORTFOLIO
                                        (CLASS B)
SUBADVISER: Lazard Asset
                                        SUBADVISER: Pacific Investment
Management LLC                          Management Company LLC

INVESTMENT OBJECTIVE: The Lazard Mid    INVESTMENT OBJECTIVE: The PIMCO
Cap Portfolio seeks long-term growth    Inflation Protected Bond Portfolio seeks
of capital.                             maximum real return, consistent with
                                        preservation of capital and prudent
LEGG MASON CLEARBRIDGE AGGRESSIVE       investment management.
GROWTH PORTFOLIO
                                        PIMCO TOTAL RETURN PORTFOLIO (CLASS B)
SUBADVISER: ClearBridge Advisors, LLC
                                        SUBADVISER: Pacific Investment
INVESTMENT OBJECTIVE: The Legg Mason    Management Company LLC
ClearBridge Aggressive Growth
Portfolio seeks capital appreciation.   INVESTMENT OBJECTIVE: The PIMCO Total
                                        Return Portfolio seeks maximum total
LORD ABBETT MID CAP VALUE PORTFOLIO     return, consistent with the preservation
(CLASS B)                               of capital and prudent investment
                                        management.
SUBADVISER: Lord, Abbett & Co. LLC
                                        PIONEER FUND PORTFOLIO (CLASS A)
INVESTMENT OBJECTIVE: The Lord Abbett
Mid Cap Value Portfolio seeks capital   SUBADVISER: Pioneer Investment
appreciation through investments,       Management, Inc.
primarily in equity securities, which
are believed to be undervalued in the   INVESTMENT OBJECTIVE: The Pioneer Fund
marketplace.                            Portfolio seeks reasonable income and
                                        capital growth.
MET/FRANKLIN LOW DURATION TOTAL
RETURN PORTFOLIO                        PIONEER STRATEGIC INCOME PORTFOLIO
                                        (CLASS A)
SUBADVISER: Franklin Advisers, Inc.
                                        SUBADVISER: Pioneer Investment
INVESTMENT OBJECTIVE: The               Management, Inc.
Met/Franklin Low Duration Total
Return Portfolio seeks a high level     INVESTMENT OBJECTIVE: The Pioneer
of current income, while seeking        Strategic Income Portfolio seeks a high
preservation of shareholders'           level of current income.
capital.
                                        T. ROWE PRICE LARGE CAP VALUE PORTFOLIO
MET/TEMPLETON GROWTH PORTFOLIO (CLASS   (formerly Lord Abbett Growth and Income
B)                                      Portfolio)

SUBADVISER: Templeton Global Advisors   SUBADVISER: T. Rowe Price Associates,
Limited                                 Inc. (formerly Lord, Abbett & Co. LLC)

INVESTMENT OBJECTIVE: The               INVESTMENT OBJECTIVE: The T. Rowe Price
Met/Templeton Growth Portfolio seeks    Large Cap Value Portfolio seeks
long-term capital growth.               long-term capital appreciation by
                                        investing in common stocks believed to
MFS(R) EMERGING MARKETS EQUITY          be undervalued. Income is a secondary
PORTFOLIO (CLASS B)                     objective.

SUBADVISER: Massachusetts Financial     VAN KAMPEN COMSTOCK PORTFOLIO (CLASS B)
Services Company
                                        SUBADVISER: Invesco Advisers, Inc.
INVESTMENT OBJECTIVE: The MFS(R)
Emerging Markets Equity Portfolio       INVESTMENT OBJECTIVE: The Van Kampen
seeks capital appreciation.             Comstock Portfolio seeks capital growth
                                        and income.
MFS(R) RESEARCH INTERNATIONAL
PORTFOLIO (CLASS B)

SUBADVISER: Massachusetts Financial
Services Company

INVESTMENT OBJECTIVE: The MFS(R)
Research International Portfolio
seeks capital appreciation.

MORGAN STANLEY MID CAP GROWTH
PORTFOLIO (CLASS B)

SUBADVISER: Morgan Stanley Investment
Management Inc.

INVESTMENT OBJECTIVE: The Morgan
Stanley Mid Cap Growth Portfolio
seeks capital appreciation.

METROPOLITAN SERIES FUND, INC.          MFS(R) TOTAL RETURN PORTFOLIO (CLASS F)

Metropolitan Series Fund, Inc. is a     SUBADVISER: Massachusetts Financial
mutual fund with multiple portfolios.   Services Company
MetLife Advisers, LLC, an affiliate
of MetLife Investors USA, is the        INVESTMENT OBJECTIVE: The MFS(R) Total
investment adviser to the portfolios.   Return Portfolio seeks a favorable total
The following portfolios are            return through investment in a
available under the contract:           diversified portfolio.

BLACKROCK BOND INCOME PORTFOLIO         MFS(R) VALUE PORTFOLIO (CLASS A)
(CLASS E)
                                        SUBADVISER: Massachusetts Financial
SUBADVISER: BlackRock Advisors, LLC     Services Company

INVESTMENT OBJECTIVE: The BlackRock     INVESTMENT OBJECTIVE: The MFS(R) Value
Bond Income Portfolio seeks a           Portfolio seeks capital appreciation.
competitive total return primarily
from investing in fixed-income          METROPOLITAN SERIES FUND, INC. -- ASSET
securities.                             ALLOCATION PORTFOLIOS (CLASS B)

BLACKROCK LEGACY LARGE CAP GROWTH       In addition to the Metropolitan Series
PORTFOLIO (CLASS A)                     Fund, Inc. portfolios listed above, the
                                        following Class B portfolios are
SUBADVISER: BlackRock Advisors, LLC     available under the contract:

INVESTMENT OBJECTIVE: The BlackRock     METLIFE CONSERVATIVE ALLOCATION
Legacy Large Cap Growth Portfolio       PORTFOLIO
seeks long-term growth of capital.
                                        INVESTMENT OBJECTIVE: The MetLife
BLACKROCK MONEY MARKET PORTFOLIO        Conservative Allocation Portfolio seeks
(CLASS E)                               a high level of current income, with
                                        growth of capital as a secondary
SUBADVISER: BlackRock Advisors,         objective.
LLC
                                        METLIFE CONSERVATIVE TO MODERATE
INVESTMENT OBJECTIVE: The BlackRock     ALLOCATION PORTFOLIO
Money Market Portfolio seeks a high
level of current income consistent      INVESTMENT OBJECTIVE: The MetLife
with preservation of capital.           Conservative to Moderate Allocation
                                        Portfolio seeks high total return in the
An investment in the BlackRock Money    form of income and growth of capital,
Market Portfolio is not insured or      with a greater emphasis on income.
guaranteed by the Federal Deposit
Insurance Company or any other          METLIFE MODERATE ALLOCATION PORTFOLIO
government agency. Although the
BlackRock Money Market Portfolio        INVESTMENT OBJECTIVE: The MetLife
seeks to preserve the value of your     Moderate Allocation Portfolio seeks a
investment at $100 per share, it is     balance between a high level of current
possible to lose money by investing     income and growth of capital, with a
in the BlackRock Money Market           greater emphasis on growth of capital.
Portfolio.
                                        METLIFE MODERATE TO AGGRESSIVE
During extended periods of low          ALLOCATION PORTFOLIO
interest rates, the yields of the
BlackRock Money Market Portfolio may    INVESTMENT OBJECTIVE: The MetLife
become extremely low and possibly       Moderate to Aggressive Allocation
negative.                               Portfolio seeks growth of capital.

FI VALUE LEADERS PORTFOLIO (CLASS D)    MET INVESTORS SERIES TRUST -- METLIFE
                                        ASSET ALLOCATION PROGRAM (CLASS B)
SUBADVISER: Pyramis Global Advisors,
LLC                                     In addition to the Met Investors Series
                                        Trust Portfolios listed above, the
INVESTMENT OBJECTIVE: The FI Value      following Class B portfolio managed by
Leaders Portfolio seeks long-term       MetLife Advisers, LLC is available under
growth of capital.                      the contract:

METLIFE STOCK INDEX PORTFOLIO (CLASS    METLIFE AGGRESSIVE STRATEGY PORTFOLIO
B)
                                        INVESTMENT OBJECTIVE: The MetLife
SUBADVISER: MetLife Investment          Aggressive Strategy Portfolio seeks
Advisors Company, LLC                   growth of capital.

INVESTMENT OBJECTIVE: The MetLife
Stock Index Portfolio seeks to equal
the performance of the Standard &
Poor's 500(R) Composite Stock Price
Index.